Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Research and development expenses	$ 499	$ 1,645	$ 2,710
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	133	335	667
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	19	80	109
Clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	56	372	692
Regulatory and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	45	384	595
Research and preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	190	423	593
Chemistry and formulation studies [Member]
Statement Line Items [Line Items]
Research and development expenses	$ 56	$ 51	$ 54